Supplemental information on oil and gas producing activities (unaudited) - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($) item	Dec. 29, 2024
Supplemental information on oil and gas producing activities (unaudited)
Provisions for asset retirement obligations included in cost capitalized to natural and environmental properties	$ 1,497,834	$ 4,101,617	$ 1,979,749
Percentage of interest acquired	45.00%
Expense related to the asset retirement obligations	$ 636,308	477,511	333,683
Depreciation, depletion and amortization related to asset retirement obligations	$ 704,084	$ 438,675	$ 768,466
Percentage of transferred crude oil and gas production based on value to intercompany units	16.90%	18.70%	21.80%
Percentage of transferred crude oil and gas production based on volume to intercompany units	55.50%	57.00%	50.40%
Percentage of estimated reserve specialized firms	99.00%
Estimated costs related to assets retirement obligations	$ 25,448,529	$ 22,615,261	$ 23,234,408
Ownership interest		49.00%	49.00%
Ecopetrol Oleo e Gas do Brasil Ltda
Supplemental information on oil and gas producing activities (unaudited)
Number of offshore blocks acquired and capitalized | item			7
Ecopetrol Oleo e Gas do Brasil Ltda | Offshore blocks in Santos Basin | Ecopetrol Brazil
Supplemental information on oil and gas producing activities (unaudited)
Percentage of participation			30.00%
Block CPO09
Supplemental information on oil and gas producing activities (unaudited)
Percentage of interest acquired	45.00%			45.00%
Cash transferred for Saturn Block	$ 880,396
Ecopetrol Oleo e Gas do Brasil Ltda | Offshore blocks in Santos Basin | Shell
Supplemental information on oil and gas producing activities (unaudited)
Percentage of participation			70.00%